Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Vessel Unit Subsidiary	Dec. 31, 2017 USD ($) Vessel Unit Subsidiary	Dec. 31, 2016 USD ($) Vessel Subsidiary
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	$ 0	$ 0
Capitalized interest	$ 0	$ 0
Depreciation method	straight-line
Vessel estimated useful life	30 years
Period between scheduled regulatory drydockings	5 years
Forecast Rate Period following charter expiry	4 years
Future charter rate assumptions	charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter
Number of vessels tested for impairment | Vessel	19
Number of vessels on which impairment charge is recognized | Vessel	3	5	6
Vessel impairment charges	$ 71,834	$ 87,624	$ 92,422
Deferred tax liability recognized	$ 9	$ 17
Number of banks holding deposits | Unit	8	3
Number of Reportable Segments | Unit	1
Property, Plant and Equipment, Net	$ 1,112,766	$ 586,520
Restatement Adjustment [Member] | Accounting Standards Update 2016-15 [Member]
Significant Accounting Policies [Line Items]
Effect in net cash provided by operating activities		9,047	533
Effect in net cash used in financing activities		$ 9,047	$ 533
UNITED KINGDOM
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company | Subsidiary	1	1	1
Principal rate of corporate income tax	19.00%	19.00%	20.00%
Three Vessel Groups [Member]
Significant Accounting Policies [Line Items]
Vessel impairment charges	$ 71,834
Property, Plant and Equipment, Net	165,334
Property, Plant, and Equipment, Fair Value Disclosure	$ 93,500
Impaired Long-Lived Assets Held and Used, Asset Description	Three vessel groups that are held and used
Impaired Long-Lived Assets Held and Used, Method for Determining Fair Value	The estimated fair value, measured on a non - recurring basis, of the Company’s relevant three vessel groups that are held and used is calculated with the assistance of valuation obtained by third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level II in the fair value hierarchy.
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage	8.75%